Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,526,000,956.98
Previously Paid Amount	0
Total Fee Amount	210,740.73
Total Offset Amount	0
Net Fee	$ 210,740.73